First-time adoption - Summary of Main Items of Differences on Income Before Income Taxes due to first time adoption of IFRS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax	¥ 1,117,503	¥ 997,965
Previous GAAP [member]
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		1,192,370
Previous GAAP [member] | Post-employment benefits
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		7,039
Previous GAAP [member] | Impairment of goodwill [Member]
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		(968)
Previous GAAP [member] | Equity instruments and debt instruments [Member]
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		(192,108)
Previous GAAP [member] | Other [Member]
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		(8,368)
Previous GAAP [member] | Total [Member]
Reconciliation Of Income Before Income Taxes Due TO First Time Adoption Of IFRS [Line Items]
Profit (loss) before tax		¥ (194,405)